UNITED STATES


        SECURITIES AND EXCHANGE COMMISSION
        Washington, D.C.  20549

        FORM 13F

        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  12/31/2009

Check here if Amendment [ ]; Amendment Number:  ____
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Lazard Asset Management Limited
Address:        50 Stratton Street
                London UK W1J 8LL


13F File Number:  028-06588

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael Chapman
Title:  Director of Operations
Phone:  44-207-448-2878

Signature, Place, and Date of Signing:

    ___________________________   London, UK                 __________
    [Signature]                   [City, State]              [Date]

Report Type (Check only one.):

[ ]   13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[X]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

        13F File Number    Name

        028-10469          Lazard Asset Management LLC